DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Derivative [Line Items]
Gain on derivative	$ 65.4	$ 16.3	$ 161.2	$ 205.3